Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease (Details)
Right of use asset - lease, net	$ 41,490	$ 120,777
Operating lease liability - short-term	42,437
Operating lease liability - long-term	0
Operating lease liabililty	$ 42,437
Discount rate - operating lease	6.00%